SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	11 Months Ended
Dec. 31, 2020
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of fair value assumptions of warrant liability

The assumptions used to value the warrants were as follows:

Inception date of warrants
Fair value of common stock	$9.88
Conversion price	$11.50
Risk free interest rate	0.4%
Expected dividend yield	0%
Expected term	5 years
Expected volatility	9.2%

Schedule of calculation of basic and diluted net loss per share

The following table reflects the calculation of basic and diluted net income (loss) per common share (in dollars, except per share amounts):

For the Period
From
February 4,
2020
(inception)
Through
December 31,
2020 (As Restated)
Redeemable Class A Common Stock
Numerator: Earnings allocable to Redeemable Class A Common Stock
Interest Income	$355,909
Income and Franchise Tax	(218,103)
Net Earnings	$137,806
Denominator: Weighted Average Redeemable Class A Common Stock
Redeemable Class A Common Stock, Basic and Diluted	40,948,182
Earnings/Basic and Diluted Redeemable Class A Common Stock	$—

Non-Redeemable Class A and B Common Stock
Numerator: Net Loss minus Redeemable Net Earnings
Net Loss	$(132,204,768)
Redeemable Net Earnings	(137,806)
Non-Redeemable Net Loss	$(132,342,574)
Denominator: Weighted Average Non-Redeemable Class B Common Stock
Non-Redeemable Class A and B Common Stock, Basic and Diluted (1)	9,839,969
Loss/Basic and Diluted Non-Redeemable Class B Common Stock	$(13.45)